Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 48.4%
Penn Series Flexibly Managed Fund*	210,063	$18,428,821
Penn Series Index 500 Fund*	900,618	34,403,616
Penn Series Large Cap Growth Fund*	58,825	2,021,235
Penn Series Large Cap Value Fund*	147,108	6,143,248
Penn Series Large Core Value Fund*	292,119	8,100,452
Penn Series Large Growth Stock Fund*	30,810	2,021,757
Penn Series Mid Cap Growth Fund*	122,668	4,086,055
Penn Series Mid Core Value Fund*	318,896	10,160,013
Penn Series Real Estate Securities Fund*	144,949	3,903,483
Penn Series Small Cap Index Fund*	219,600	6,089,503
Penn Series SMID Cap Growth Fund*	49,551	2,044,477
Penn Series SMID Cap Value Fund*	61,122	2,037,796
TOTAL AFFILIATED EQUITY FUNDS (Cost $79,041,343)		99,440,456

AFFILIATED FIXED INCOME FUNDS — 37.4%
Penn Series High Yield Bond Fund*	501,472	8,334,468
Penn Series Limited Maturity Bond Fund*	1,427,521	18,914,651
Penn Series Quality Bond Fund*	3,335,299	49,762,664
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $77,693,380)		77,011,783

AFFILIATED INTERNATIONAL EQUITY FUNDS — 13.7%
Penn Series Developed International Index Fund*	512,391	8,100,903
Penn Series Emerging Markets Equity Fund*	986,612	10,152,241
Penn Series International Equity Fund*	276,438	9,995,999
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $27,901,172)		28,249,143
TOTAL INVESTMENTS — 99.5% (Cost $184,635,895)		$204,701,382
Other Assets & Liabilities — 0.5%		982,646
TOTAL NET ASSETS — 100.0%		$205,684,028

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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